Fair Value Measurements - Schedule of Changes in Fair Value of Contingent Consideration Measured at Fair Value (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Asset Acquisition, Contingent Consideration, Liability [Abstract]
Balance	$ 34,839,000
Change in fair value - 42 Telecom Ltd.	(2,801,000)
Change in fair value - Telvantis Voice Servies, Inc.	(1,170,000)
Contingent consideration settled through issuance of common stock	(14,474,000)
Balance	$ 16,394,000